Benefit Plan	12 Months Ended
Jun. 30, 2011
Benefit Plan [Abstract]
Benefit Plan

9. Benefit Plan

The Company provides a 401(k) savings plan to which eligible employees may make pretax payroll contributions up to the allowed limit of the Internal Revenue Service. Company matching contributions are discretionary, and none have been made to date.